ACCOUNTING PRINCIPLES AND POLICIES - Significant accounting judgements and estimates (Details) - Orchard Therapeutics $ in Millions	Jul. 01, 2021 USD ($)
Disclosure of associates [line items]
Upfront payment amount for acquisition	$ 17.5
Upfront payment, cash payment, intangible assets acquisition	10.0
Upfront payment, equity interests delivered, intangible assets acquisition	$ 7.5
Proportion of ownership held by non-controlling interests (in percentage)	1.00%